Company level financial information	12 Months Ended
Jun. 30, 2021
Company level financial information
Company level financial information

38 Company level financial information

The following presents condensed parent company financial information of the Group.

(i) Condensed statement of profit or loss

	For the period
	from
	January 7,
	2020 (date of
	incorporation)	For the
	to June 30,	year ended
	2020	June 30, 2021
	RMB’000	RMB'000
Other income	—	4,274
General and administrative expenses	(37)	(9,734)
Other net income	1,091	52,056

Operating profit	1,054	46,596
Finance income	—	1,030
Finance costs	—	(2)

Net finance income	—	1,028
Fair value changes of redeemable shares with other preferential rights / redeemable shares with other preferential rights	151,733	(1,625,287)
Share of loss of an equity-accounted investee, net of tax	—	(4,011)
Profit / (loss) before taxation	152,787	(1,581,674)
Income tax expense	—	—
Profit / (loss) for the period / year	152,787	(1,581,674)

(ii) Condensed statement of profit or loss and other comprehensive income

	For the period from
	January 7, 2020
	(date of	For the
	incorporation) to	year ended
	June 30, 2020	June 30, 2021
	RMB’000	RMB’000
Profit / (loss) for the period / year	152,787	(1,581,674)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of financial statements of the Company	13,606	(191,443)
Other comprehensive income / (loss) for the period / year	13,606	(191,443)
Total comprehensive income / (loss) for the period / year	166,393	(1,773,117)

(iii) Condensed statement of financial position

	Note	As at June 30,
		2020		2021
		RMB’000		RMB’000
ASSETS
Non-current assets
Interest in an equity-accounted investee		—		352,062
Investments in subsidiaries
—Cost-accounted investments in subsidiaries		—	*	—	*
—Amounts due from subsidiaries		988,252		3,887,724
		988,252		4,239,786
Current assets
Other receivables		7,082		3,031
Cash and cash equivalents		153,889		925,638
		160,971		928,669
Total assets		1,149,223		5,168,455
EQUITY
Share capital	31(a)	69		92
Additional paid-in capital	31(a)	162,373		8,289,160
Other reserves		(1,547,333)		(1,721,689)
Retained earnings / (accumulated losses)		152,787		(1,428,887)
Total (deficit) / equity		(1,232,104)		5,138,676
LIABILITIES
Non-current liabilities
Redeemable shares with other preferential rights		2,381,327		—
Deferred income		—		20,005
		2,381,327		20,005
Current liabilities
Other payables		—		3,714
Deferred income		—		6,060
		—		9,774
Total liabilities		2,381,327		29,779
Total equity and liabilities		1,149,223		5,168,455

Note:

*	The amount was less than RMB1,000.
(iii)	Condensed statement of cash flow

	For the period from
	January 7, 2020
	(date of	For the
	incorporation) to	year ended
	June 30, 2020	June 30, 2021
	RMB’000	RMB’000
Net cash (used in) / from operating activities	(36)	28,366
Net cash used in investing activities	(972,092)	(3,432,692)
Net cash from financing activities	1,127,145	4,181,655
Net increase in cash and cash equivalents	155,017	777,329
Cash and cash equivalents at beginning of the period / year	—	153,889
Effect of movements in exchange rates on cash held	(1,128)	(5,580)
Cash and cash equivalents at end of the period / year	153,889	925,638